Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended	60 Months Ended	82 Months Ended	95 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000234653
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fairlead Tactical Sector ETF
C000206278
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Reynders, McVeigh Core Equity Fund - Institutional Shares
C000246834
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Nightview Fund
Without Sales Load [Member] | C000234653
Average Annual Return [Line Items]
Average Annual Return, Percent	10.16%	6.77%
Without Sales Load [Member] | C000206278
Average Annual Return [Line Items]
Average Annual Return, Percent	14.50%		7.18%	13.62%
Without Sales Load [Member] | C000246834
Average Annual Return [Line Items]
Average Annual Return, Percent	17.62%		0.73%		21.26%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent	11.83%	6.51%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	19.58%		12.87%	13.55%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.35%		14.99%		14.62%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.35%		14.99%	15.78%